Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / bbl $ / $	Dec. 31, 2021 CAD ($) $ / bbl
WCS Forward Prices
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Price Range | $ / bbl	10.00	5.00
Increase in volatility	$ (68)	$ (45)
Decrease in volatility	157	$ 45
WTI Option Implied Volatility
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Increase in volatility	(1)
Decrease in volatility	$ 4
Sensitivity Range	10.00%
Canadian to U.S. Dollar Foreign Exchange Rate Option Implied Volatility
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Increase in volatility	$ 0
Decrease in volatility	$ 0
Sensitivity Range | $ / $	5.00%